Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2015
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31
	2014	2015
Commitments to extend credit	¥479,634	¥421,526
Commitments to invest in partnerships	18,460	20,710
Commitments to purchase aircraft	4,409	—

Maturities of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥421,526	¥50,395	¥74,747	¥181,211	¥115,173
Commitments to invest in partnerships	20,710	2,676	318	6,462	11,254
Commitments to purchase aircraft	—	—	—	—	—

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2014		2015
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥5,155,198	¥195,466,506	¥7,961,476	¥253,243,082
Standby letters of credit and other guarantees(3)	276	11,509	291	9,494

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2014 and March 31, 2015 was ¥6,487 million and ¥7,041 million, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥7,961,476	¥253,243,082	¥92,239,350	¥76,301,785	¥22,716,918	¥61,985,029
Standby letters of credit and other guarantees	291	9,494	13	8	—	9,473